Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Property, plant and equipment
4. Property, plant and equipment

Oil and Gas assets/ Facilities, Corporate assets
Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2021	$10,662.5	$175.8	$10,838.3
Capital expenditures	140.2	0.7	140.9
Business acquisition	32.9	-	32.9
Dispositions	0.1	-	0.1
Change in decommissioning liability (1)	62.3	-	62.3
Derecognition on acquisition	(545.8)	-	(545.8)
Balance at December 31, 2021	$10,352.2	$176.5	$10,528.7
Capital expenditures	313.9	0.9	314.8
Property acquisitions	4.6	-	4.6
Change in decommissioning liability (1)	83.6	-	83.6
Balance at December 31, 2022	$10,754.3	$177.4	$10,931.7

(1)	Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 7 .
Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2021	$9,766.8	$175.8	$9,942.6
Depletion and depreciation	115.6	0.7	116.3
Impairments	19.5	-	19.5
Impairment reversal	(338.0)	-	(338.0)
Derecognition on acquisition	(545.8)	-	(545.8)
Balance at December 31, 2021	$9,018.1	$176.5	$9,194.6
Depletion and depreciation	170.3	0.1	170.4
Impairment	36.4	-	36.4
Impairment reversal	(322.0)	-	(322.0)
Balance at December 31, 2022	$8,902.8	$176.6	$9,079.4
Net book value

	As at December 31
	2022	2021
Total	$1,852.3	$1,334.1
At December 31, 2022, future development costs of $1,254.8 million were included within the depletable base in the depletion and depreciation calculation (2021 - $735.6 million).
Right-of-use
assets
The following table includes a break-down of the categories for right-of-use
assets.
Cost

	Transportation	Vehicle	Surface	Total
Balance, January 1, 2021	$14.9	$5.7	$2.1	$22.7
Additions	1.4	0.7	-	2.1
Balance, December 31, 2021	16.3	6.4	2.1	24.8
Additions	-	1.0	-	1.0
Balance, December 31, 2022	$16.3	$7.4	$2.1	$25.8
Accumulated depletion, depreciation and impairment

	Transportation	Vehicle	Surface	Total
Balance, January 1, 2021	$10.5	$2.6	$0.1	$13.2
Depreciation	2.1	1.4	0.1	3.6
Balance, December 31, 2021	12.6	4.0	0.2	16.8
Depreciation	2.2	1.4	0.1	3.7
Balance, December 31, 2022	$14.8	$5.4	$0.3	$20.5
Net book value

	As at December 31
	2022	2021
Total	$5.3	$8.0
Total PP&E
Total PP&E including Oil and Gas assets, Facilities, Corporate assets and
Right-of-use
assets is as follows:

	As at December 31
PP&E	2022	2021
Oil and Gas assets, Facilities, Corporate assets	$1,852.3	$1,334.1
Right-of-use assets	5.3	8.0
Total	$1,857.6	$1,342.1
The Company recorded
non-cash
impairment reversals of $322.0 million and
non-cash
impairment of $36.4 million in 2022 compared to
non-cash
impairment reversals of $338.0 million and
non-cash
impairment of $19.5 million in 2021.
Cardium CGU
At December 31, 2022, the Company completed an assessment to determine if indicators of impairment or an impairment reversal were present. The Company identified indicators of impairment reversal in our Cardium CGU mainly due to improved forecasted commodity prices and our expanded capital program which increased reserve volumes. This led to an impairment reversal test being completed following the fair value less costs of disposal method. The after-tax discount rate applied within the test was 12.5 percent. Upon completion of the impairment test a $315.3 million impairment reversal was recorded within our Cardium CGU.

The following table outlines benchmark prices and assumptions, based on an average of four independent reserve evaluators’ forecasts (GLJ Ltd., Sproule Associates Limited, McDaniel & Associates Consultants and Deloitte Resource Evaluation & Advisory), used in completing the impairment test as at December 31,
2022.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2023	$80.25	$4.44	$0.74	0.00%
2024	78.19	4.54	0.76	2.50%
2025	76.10	4.37	0.76	2.00%
2026	76.96	4.44	0.77	2.00%
2027	78.50	4.52	0.77	2.00%
2028 – 2033	$84.18	$4.84	$0.77	2.00%
Thereafter (inflation percentage)	2.00%	2.00%	-	2.00%
The following table outlines the sensitivity to possible changes of the estimated recoverable amount on the Cardium CGU that had an impairment test completed on December 31, 2022.

	Recoverable amount	1% change in discount rate	5% change in cash flows
Cardium	$1,652.6	$93.0	$119.9
Peace River/Viking/Legacy CGU’s
During 2022, we recorded a net impairment of $29.7
million (includes $36.4 million of impairment and $6.7 million of impairment reversal) in our Legacy CGU due to accelerated decommissioning spending in the area. The Legacy CGU has no recoverable amount, as such changes in our decommissioning liability are expensed each period.
In 2022, no indicators of impairment were noted for the Peace River and Viking CGUs.
Prior year impairments

At December 31, 2021, the Company completed an assessment to determine if indicators of impairment or an impairment reversal were present. The Company identified an indicator of impairment reversal in our Cardium CGU due to improved forecasted commodity prices. This led to an impairment test being completed following the fair value less costs of disposal method. The after-tax
discount rate applied within the test was approximately 11 percent. Upon completion of the impairment test, no additional impairment or impairment reversal was recorded within our Cardium CGU.
In the second quarter of 2021, the Company recorded a $311.5 million non-cash
impairment reversal within our Cardium CGU mainly due to the improved commodity price environment and strong drilling results in the
CGU
.
The following table outlines benchmark prices and assumptions, based on an average of four independent reserve evaluators’ forecasts (GLJ Ltd., Sproule Associates Limited, McDaniel & Associates Consultants and Deloitte Resource Evaluation & Advisory), used in completing the impairment tests as at December 31,
202
1
.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate

2022	$71.88	$3.58	$0.80	0.00%
2023	67.91	3.22	0.80	2.25%
2024	65.42	3.07	0.80	2.00%
2025	66.72	3.14	0.80	2.00%
2026	68.05	3.20	0.80	2.00%
2027 – 2032	$72.98	$3.43	$0.80	2.00%
Thereafter (inflation percentage)	2.00%	2.00%	-	2.00%
The following table outlines the sensitivity to possible changes of the estimated recoverable amount on the Cardium CGU that had an impairment test completed on December 31, 2021.

	Recoverable amount	1% change in discount rate	5% change in cash flows
Cardium	$1,237.4	$73.1	$84.8
In 2021, we recorded a $21.0 million impairment reversal in our Peace River CGU largely as a result of the Company entering into an agreement to purchase the 45 percent interest of our partner in PROP. The estimated recoverable amount was based on the amount paid to acquire the interest held by the partner. As a result of the PROP acquisition, the Peace River CGU was re-valued
upon close and as such any historical impairments can no longer be reversed.
During 2021, we recorded $14.0 million of impairment in our Legacy CGU due to accelerated decommissioning spending in the area. The Legacy CGU has no recoverable amount, as such changes in our decommissioning liability are expensed each period.
In 2021, no indicators of impairment were noted for the Viking CGU.
Impairments and impairment reversals have been recorded as Depletion, depreciation, impairment (reversal) on the Consolidated Statements of Income.